Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 743,799,340.04
Previously Paid Amount	0.00
Total Fee Amount	113,875.68
Total Offset Amount	105,537.46
Net Fee	$ 8,338.22